Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 735,000
Previously Paid Amount	0.00
Total Fee Amount	101.50
Total Offset Amount	0.00
Net Fee	101.50
Narrative - Max Aggregate Offering Price	$ 735,000
Final Prospectus	true